RECEIVABLES	3 Months Ended
Mar. 31, 2024
Schedule Of Amounts Receivable
RECEIVABLES

5. RECEIVABLES

As at	March 31, 2024	December 31, 2023
Trade accounts receivable	$599,050	$610,443
Sales tax receivable	47,730	39,169
	$646,780	$649,612
Current portion	$490,580	$649,612
Long term portion	156,200	-
	$646,780	$649,612

During the three months ended March 31, 2024, the Company recorded a provision for doubtful accounts of $nil (2023 – $198,513).

The long-term receivable represents a refundable deposit that allows for a two-year repayment term.